UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York		10022-2606
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-625-7071

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

Needham Growth Fund

Schedule of Investments

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (95.8%)
Business Services (3.6%)
Iron Mountain, Inc.*(a)	200,000	$6,096,000
SAIC, Inc.*	100,000	1,919,000
		8,015,000
Cable Television & Equipment (2.1%)†
Comcast Corp., Class A*	195,000	4,715,100
Computers - Integrated Systems (1.4%)
RadiSys Corp.*	250,000	3,112,500
Computers - Storage (4.1%)
Datalink Corp.*	129,200	587,860
SanDisk Corp.*	52,500	2,892,750
Seagate Technology	225,000	5,755,500
		9,236,110
Construction (1.2%)
Walter Industries, Inc.	100,000	2,690,000
Consumer Services (2.3%)
Avis Budget Group, Inc.*	137,500	3,147,375
Western Union Co.	100,000	2,097,000
		5,244,375
Contract Manufacturing & Materials (0.3%)(a)
Merix Corp.*	127,500	721,650
Electronic Components & Equipment (13.5%)
Actel Corp.*	150,000	1,609,500
Atmel Corp.*	750,000	3,870,000
Electro Scientific Industries, Inc.* †	175,000	4,193,000
Houston Wire & Cable Co.(a)	260,000	4,708,600
Newport Corp.*(a)	250,000	3,807,500
Orbotech Ltd.*	148,600	3,125,058
Tyco Electronics Ltd.	43,750	1,550,062
Tyco International Ltd.	43,750	1,939,875
Vishay Intertechnology, Inc.* †	150,000	1,954,500
X-Rite, Inc.	250,000	3,610,000
		30,368,095
Enabling Technology (2.2%)
Dolby Laboratories, Inc.*	125,000	4,352,500
iRobot Corp.*	29,250	581,490
		4,933,990
Financial Services (2.4%)(a)
Interactive Brokers Group, Inc.*	205,000	5,383,300
Healthcare Services (5.5%)
Express Scripts, Inc.*	175,000	9,768,500
HealthSouth Corp.* †	150,000	2,626,500
		12,395,000
Insurance (1.8%)
American International Group, Inc.	60,000	4,059,000
Internet Infrastructure (1.4%)
F5 Networks, Inc.*	85,000	3,161,150
Manufacturing & Industrial Equipment (2.6%)
Mueller Water Products, Inc., Class B	165,244	1,817,684
Southwall Technologies, Inc.*	728,000	465,920
Sypris Solutions, Inc.	418,700	3,600,820
		5,884,424
Medical Devices & Supplies (8.6%)
CONMED Corp.*(a)	125,000	3,498,750
Covidien Ltd.*	43,750	1,815,625
Hologic, Inc.*	40,000	2,440,000
Thermo Fisher Scientific, Inc.* †	115,000	6,637,800
Varian Medical Systems, Inc.*	120,000	$5,026,800
		19,418,975
Networking Products (2.0%)
3Com Corp.*	475,000	2,346,500
Foundry Networks, Inc.*	123,750	2,199,038
		4,545,538
Oil & Gas - Equipment & Services (1.3%)
Schlumberger Ltd.	27,500	2,887,500
Oil & Gas - Exploration & Production (6.7%)
Chesapeake Energy Corp.	190,000	6,699,400
Geokinetics, Inc.*	28,400	663,140
GlobalSantaFe Corp.	100,000	7,602,000
		14,964,540
Pharmaceuticals & Biotechnology (6.4%)
Johnson & Johnson	100,000	6,570,000
Merck & Co., Inc.	50,000	2,584,500
Schering-Plough Corp.	162,000	5,124,060
		14,278,560
Semiconductors (8.7%)
Brooks Automation, Inc.*(a)	408,028	5,810,319
Entegris, Inc.*(a)	225,000	1,953,000
FSI International, Inc.*	558,500	1,301,305
LSI Logic Corp.* †	324,000	2,404,080
MKS Instruments, Inc.*(a)	100,000	1,902,000
National Semiconductor Corp.	180,000	4,881,600
Semitool, Inc.*	144,435	1,401,019
		19,653,323
Software (7.5%)
Aspen Technology, Inc.*	250,000	3,580,000
Intuit, Inc.*	125,000	3,787,500
Microsoft Corp.	100,000	2,946,000
Neoware, Inc.*	153,100	2,483,282
Parametric Technology Corp.*	175,000	3,048,500
Progress Software Corp.*	30,050	910,515
		16,755,797
Specialty Retailing & Manufacturing (2.3%)
Abercrombie & Fitch Co.	65,000	5,245,500
Wireless Communications & Equipment (7.9%)
Airvana, Inc.*(a)	332,600	2,012,230
EMS Technologies, Inc.*	127,700	3,132,481
Motorola, Inc.	425,000	7,875,250
ViaSat, Inc.* †	150,000	4,624,500
		17,644,461

Total Common Stocks (Cost $163,416,791)		215,313,888

Investment Trusts (2.6%)
H&Q Healthcare Investors	187,268	3,239,737

See notes to schedule of investments.

	Shares	Value
Investment Trusts — Continued
H&Q Life Sciences Investors	198,019	$2,679,197

Total Investment Trusts (Cost $6,194,013)		5,918,934

	Principal Amount	Value
Repurchase Agreements (11.2%)
Bear Stearns & Companies, Inc., 2.63%, 10/1/07, (Purchased on 9/28/07, proceeds at maturity $215,203, collateralized by U.S. Treasury Obligation, 8/15/19, value $222,010) (Held as Collateral for Securities Lending)	$215,156	215,156
Bear Stearns & Companies, Inc., 5.25%, 10/1/07, (Purchased on 9/28/07, proceeds at maturity $12,968,669, collateralized by U.S. Treasury Obligation, 2/15/16, value $13,340,034) (Held as Collateral for Securities Lending)	12,962,997	12,962,997
Bear Stearns & Companies., Inc., 3.95%, 10/1/07, (Purchased on 9/28/07, proceeds at maturity $11,854,633, collateralized by U.S. Treasury Obligation, 2/15/16, value $12,197,557)	11,850,732	11,850,732

Total Repurchase Agreements (Cost $25,028,885)		25,028,885

Total Investments (109.6%) (Cost $194,639,689)		246,261,707
Total Securities Sold Short (-7.8%)		(17,520,016)

Liabilities in excess of other assets (-1.8%)		(3,985,020)

Net Assets (100.0%)		$224,756,671

(a)	All or a portion of security is on loan as of September 30, 2007. The total value of securities on loan as of September 30, 2007 is $12,365,054.
*	Non-income producing security
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $24,738,340.

See notes to schedule of investments.

Needham Growth Fund

Schedule of Securities Sold Short

September 30, 2007

(Unaudited)

	Shares	Value
Securities Sold Short (-7.8%)
Business Services (-0.8%)
Kenexa Corp.*	30,000	$923,400
VistaPrint Ltd.*	25,000	934,250
		1,857,650
Software (-1.7%)
ANSYS, Inc.*	29,800	1,018,266
salesforce.com, Inc.*	20,000	1,026,400
Vocus, Inc.*	60,000	1,754,400
		3,799,066
Specialty Retailing & Manufacturing (-4.2%)
Amazon.com, Inc.*	70,000	6,520,500
Fossil, Inc.*	77,500	2,895,400
		9,415,900
Telecommunications (-1.1%)
Cbeyond, Inc.*	60,000	2,447,400

Total Securities Sold Short (Proceeds $11,198,884)		17,520,016

Total Securities Sold Short (-7.8%)		(17,520,016)
Total Investments (109.6%)		246,261,707

Liabilities in excess of other assets (-1.8%)		(3,985,020)

Net Assets (100.0%)		$224,756,671

*	Non-income producing security

See notes to schedule of investments.

Needham Aggressive Growth Fund

Schedule of Investments

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (99.0%)
Business Services (15.9%)
Alliance Data Systems Corp.*	15,000	$1,161,600
ChoicePoint, Inc.* †	10,000	379,200
Euronet Worldwide, Inc.*	20,000	595,400
Iron Mountain, Inc.*	20,000	609,600
Portfolio Recovery Associates, Inc.	10,000	530,700
		3,276,500
Cable Television & Equipment (3.5%)
Comcast Corp., Special Class A*	30,000	718,800
Computers (2.2%)
Apple, Inc.*	3,000	460,620
Computers - Storage (0.9%)
SanDisk Corp.*	3,500	192,850
Consumer Services (0.8%)
Western Union Co.	7,500	157,275
Electronic Components & Equipment (4.2%)
Cavium Networks, Inc.*(a)	7,763	252,297
Houston Wire & Cable Co.	20,000	362,200
Orbotech Ltd.*	12,000	252,360

		866,857
Enabling Technology (3.5%)
Dolby Laboratories, Inc.*	20,888	727,320
Financial Services (5.1%)
FCStone Group, Inc.*	15,000	484,050
Interactive Brokers Group, Inc.*	21,500	564,590
		1,048,640
Healthcare Services (7.7%)
Community Health Systems, Inc.*	15,000	471,600
Express Scripts, Inc.*	20,000	1,116,400
		1,588,000
Internet Infrastructure (3.6%)
F5 Networks, Inc.*	20,000	743,800
Manufacturing & Industrial Equipment (7.2%)
Precision Castparts Corp.	10,000	1,479,800
Medical Devices & Supplies (14.7%)
Cytyc Corp.*	20,000	953,000
Hansen Medical, Inc.*(a)	10,000	271,100
Kyphon, Inc.*(a)	10,000	700,000
NuVasive, Inc.*	15,000	538,950
TomoTherapy, Inc.*(a)	15,000	348,450
Varian Medical Systems, Inc.*	5,000	209,450
		3,020,950
Networking Products (2.5%)
Acme Packet, Inc.*	25,000	385,500
Foundry Networks, Inc.*	7,500	133,275
		518,775
Oil & Gas - Equipment & Services (1.7%)
ION Geophysical Corp.*	25,000	345,750
Pharmaceuticals & Biotechnology (5.8%)
Gilead Sciences, Inc.*	15,000	613,050
Vertex Pharmaceuticals, Inc.* †	15,000	576,150
		1,189,200
Semiconductors (3.0%)
Microsemi Corp.*	15,000	418,200
Semitool, Inc.*	20,000	$194,000
		612,200
Software (6.6%)
Autodesk, Inc.* †	10,000	499,700
Emageon, Inc.*(a)	30,000	251,400
Intuit, Inc.*	8,500	257,550
Parametric Technology Corp.* †	20,000	348,400
		1,357,050
Specialty Retailing & Manufacturing (7.8%)
Coach, Inc.*	5,000	236,350
Guess?, Inc.	10,000	490,300
J. Crew Group, Inc.*	15,000	622,500
Lululemon Athletica, Inc.*(a)	6,000	252,180
		1,601,330
Wireless Communications & Equipment (2.3%)
Airvana, Inc.*	28,450	172,123
ViaSat, Inc.*	10,000	308,300
		480,423

Total Common Stocks
(Cost $13,749,167)		20,386,140

American Depositary Receipt (2.0%)(a)
Pharmaceuticals & Biotechnology (2.0%)
Crucell N.V. - ADR*	20,000	412,800

Total American Depositary Receipt (Cost $433,661)		412,800

	Principal Amount
Repurchase Agreements (14.7%)
Bear Stearns & Companies, Inc., 2.63%, 10/1/07, (Purchased on 9/28/07, proceeds at maturity $625,050, collateralized by U.S. Treasury Obligation, 8/15/09, value $643,547) (Held as Collateral for Securities Lending)	$624,913	624,913
Bear Stearns & Companies, Inc., 3.95%, 10/1/07, (Purchased on 9/28/07, proceeds at maturity $1,179,089, collateralized by U.S. Treasury Obligation, 8/15/09, value $1,214,028)	1,178,701	1,178,701

See notes to schedule of investments.

	Principal Amount	Value
Repurchase Agreements — Continued
Bear Stearns & Companies, Inc., 5.25%, 10/1/07, (Purchased on 9/28/07, proceeds at maturity $1,234,158, collateralized by U.S. Treasury Obligation, 8/15/19, value $1,270,233) (Held as Collateral for Securities Lending)	$1,233,618	$1,233,618

Total Repurchase Agreements (Cost $3,037,232)		3,037,232

Total Investments (115.7%) (Cost $17,220,060)		23,836,172
Total Securities Sold Short (-4.7%)		(962,418)

Liabilities in excess of other assets (-11.0%)		(2,270,345)

Net Assets (100.0%)		$20,603,409

(a)	All or a portion of security is on loan as of September 30, 2007. The total value of securities on loan as of September 30, 2007 is $1,201,460.
*	Non-income producing security
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,443,750.
ADR	American Depositary Receipt

See notes to schedule of investments.

Needham Aggressive Growth Fund

Schedule of Securities Sold Short

September 30, 2007

(Unaudited)

	Shares	Value
Securities Sold Short (-4.7%)
Business Services (-0.2%)
VistaPrint Ltd.*	1,250	$46,713
Software (-0.6%)
Vocus, Inc.*	4,000	116,960
Specialty Retailing & Manufacturing (-3.0%)
Amazon.com, Inc.*	5,000	465,750
Fossil, Inc.*	4,000	149,440
		615,190
Telecommunications (-0.9%)
Cbeyond, Inc.*	4,500	183,555

Total Securities Sold Short (Proceeds $583,169)		962,418

Total Securities Sold Short (-4.7%)		(962,418)
Total Investments (115.7%)		23,836,172

Liabilities in excess of other assets (-11.0%)		(2,270,345)

Net Assets (100.0%)		$20,603,409

*	Non-income producing security

See notes to schedule of investments.

Needham Small Cap Growth Fund

Schedule of Investments

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (87.8%)
Aerospace & Satellite (0.6%)
Integral Systems, Inc.	3,203	$68,832
Business Services (15.4%)
Copart, Inc.* †	12,500	429,875
FTI Consulting, Inc.*	10,000	503,100
Jupitermedia Corp.*	50,000	316,500
Mobile Mini, Inc.*	15,000	362,400
		1,611,875
Computers - Integrated Systems (3.1%)
MICROS Systems, Inc.*	5,000	325,350
Consumer Services (2.2%)
Avis Budget Group, Inc.*	10,000	228,900
Day Care Services (6.1%)
Bright Horizons Family Solutions, Inc.*	15,000	642,600
Defense (2.3%)
Argon ST, Inc.*	12,500	247,500
Electronic Components & Equipment (8.3%)
Badger Meter, Inc.	8,000	256,400
Electro Scientific Industries, Inc.*	10,000	239,600
Houston Wire & Cable Co.	5,000	90,550
X-Rite, Inc.	20,000	288,800
		875,350
Enabling Technology (8.3%)
Dolby Laboratories, Inc.*	10,000	348,200
iRobot Corp.*	6,500	129,220
NovAtel, Inc.*	10,000	392,500
		869,920
Healthcare Services (10.0%)
Advisory Board Co. *	10,000	584,700
I-trax, Inc.*	35,300	134,140
inVentiv Health, Inc.* †	7,500	328,650
		1,047,490
Insurance (2.0%)
Philadelphia Consolidated Holding Corp.*	5,000	206,700
Manufacturing & Industrial Equipment (2.9%)
Mueller Water Products, Inc., Class B	20,000	220,000
Sypris Solutions, Inc.	9,815	84,409
		304,409
Medical Devices & Supplies (1.7%)
TomoTherapy, Inc.*	7,500	174,225
Networking Products (1.5%)
Acme Packet, Inc.*	10,000	154,200
Oil & Gas - Exploration & Production (0.3%)
Geokinetics, Inc.*	1,500	35,025
Semiconductors (8.5%)
Brooks Automation, Inc.*	20,000	284,800
Entegris, Inc.*	20,000	173,600
MKS Instruments, Inc.*	15,000	285,300
Semitool, Inc.*	15,000	145,500
		889,200
Software (5.3%)
Neoware, Inc.*	20,300	329,266
Parametric Technology Corp.*	13,000	$226,460
		555,726
Transportation (5.5%)
Genesee & Wyoming, Inc., Class A*	20,000	576,800
Wireless Communications & Equipment (3.8%)
Airvana, Inc.*	14,250	86,213
ViaSat, Inc.* †	10,000	308,300
		394,513

Total Common Stocks (Cost $6,366,973)		9,208,615

American Depositary Receipt (2.3%)(a)
Pharmaceuticals & Biotechnology (2.3%)
Crucell N.V. - ADR*	12,000	247,680

Total American Depositary Receipt (Cost $257,465)		247,680

	Principal Amount	Value
Repurchase Agreements (13.1%)
Bear Stearns & Companies, Inc., 5.25%, 10/1/07, (Purchased on 9/28/07, proceeds at maturity $123,054, collateralized by U.S. Treasury Obligation, 8/15/19, value $129,272) (Held as Collateral for Securities Lending)	$123,000	123,000
Bear Stearns & Companies., Inc., 3.95%, 10/1/07, (Purchased on 9/28/07, proceeds at maturity $1,251,451, collateralized by U.S. Treasury Obligation, 8/15/09, value $1,289,905)	1,251,039	1,251,039

Total Repurchase Agreements (Cost $1,374,039)		1,374,039

Total Investments (103.2%) (Cost $7,998,477)		10,830,334
Total Securities Sold Short (-8.3%)		(869,575)

Other assets in excess of liabilities (5.1%)		530,469

Net Assets (100.0%)		$10,491,228

(a)	All or a portion of security is on loan as of September 30, 2007. The total value of securities on loan as of September 30, 2007 is $123,840.
*	Non-income producing security
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $967,950.
ADR	American Depositary Receipt

See notes to schedule of investments.

Needham Small Cap Growth Fund

Schedule of Securities Sold Short

September 30, 2007

(Unaudited)

	Shares	Value
Securities Sold Short (-8.3%)
Business Services (-0.6%)
Kenexa Corp.*	1,875	$57,713
Software (-1.4%)
Vocus, Inc.*	5,000	146,200
Specialty Retailing & Manufacturing (-4.9%)
Amazon.com, Inc.*	4,000	372,600
Fossil, Inc.*	3,750	140,100
		512,700
Telecommunications (-1.5%)
Cbeyond, Inc.*	3,750	152,963

Total Securities Sold Short (Proceeds $532,959)		869,575

Total Securities Sold Short (-8.3%)		(869,575)
Total Investments (103.2%)		10,830,334

Other assets in excess of liabilities (5.1%)		530,469

Net Assets (100.0%)		$10,491,228

*	Non-income producing security

See notes to schedule of investments.

Needham Funds

Notes To Schedules of Investments

(unaudited)

1.              Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) or (each, a “Portfolio” and collectively the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Fund”), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments and schedules of securities sold short (“schedule”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the schedule. Actual results could differ from those estimates.

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors. The Fund’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions.

New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Portfolios’ financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.              Temporary Borrowings

The Fund has entered into an agreement with the Custodial Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets. There were no outstanding borrowings by the Portfolios at September 30, 2007.

4.              Securities Lending

The Portfolios may lend their respective portfolio securities, provided that with regard to each Portfolio (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Portfolio may at any time call the loan and regain the securities loaned, (iii) the Portfolio receives any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Portfolio as the Board of Directors may establish, but not to exceed 20%. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, Needham Investment Management L.L.C. considers relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

Insert Attachment B – Sec Lending

5.              Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

6.              Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under Financial Accounting Standards Board Interpretation 45. Such contracts include written options where a Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

Neither NGF, NAGF nor NSCGF had purchased or written options during the quarter ended September 30, 2007.

7.              Short Sale Transactions

During the period ended September 30, 2007, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At September 30, 2007, the market value of securities separately segregated to cover short positions were approximately $24,738,340, $1,443,750 and $967,950 for NGF, NAGF and NSCGF, respectively. Additionally, included in Deposit with Brokers for Securities Sold Short is $4,950,000, $314,000 and $275,000 in connection with open short positions for NGF, NAGF and NSCGF. Securities sold short at September 30, 2007 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

8.              Contractual Obligations

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.              Federal Income Taxes

At September 30, 2007, the cost, for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
NGF	$183,440,805	65,226,620	$(19,925,734)	45,300,886
NAGF	16,636,891	6,888,885	(652,022)	6,236,863
NSCGF	7,465,518	2,940,745	(445,504)	2,495,241

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)*	/s/George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	November 28, 2007

By (Signature and Title)*	/s/ Glen W. Albanese
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date	November 28, 2007

* Print the name and title of each signing officer under his or her signature.